The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus dated November 8, 2012 for Class R5 of Columbia Limited Duration Credit Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 8, 2012 (Accession No. 0001193125-12-459296), which is incorporated herein by reference.